Lennar Multifamily Segment (Tables) - Lennar Multifamily [Member]	12 Months Ended
Nov. 30, 2014
Segment Reporting Information [Line Items]
Schedule Of Assets and Liabilities By Segment [Table Text Block]
The assets and liabilities related to the Lennar Multifamily segment were as follows:

	November 30,
(In thousands)	2014	2013
Assets:
Cash and cash equivalents	$2,186	519
Land under development	120,666	88,260
Consolidated inventory not owned	5,508	10,500
Investments in unconsolidated entities	105,674	46,301
Operating properties and equipment	15,740	—
Other assets	18,240	1,509
	$268,014	147,089
Liabilities:
Accounts payable and other liabilities	$48,235	17,518
Notes payable	—	13,858
Liabilities related to consolidated inventory not owned	4,008	10,150
	$52,243	41,526

Condensed Financial Information By Equity Method Investment
Summarized condensed financial information on a combined 100% basis related to Lennar Multifamily's investments in unconsolidated entities that are accounted for by the equity method was as follows:
Balance Sheets

	November 30,
(In thousands)	2014	2013
Assets:
Cash and cash equivalents	$25,319	5,800
Operating properties and equipment	637,259	236,528
Other assets	14,742	3,460
	$677,320	245,788
Liabilities and equity:
Accounts payable and other liabilities	$87,151	11,147
Notes payable	163,376	51,604
Equity	426,793	183,037
	$677,320	245,788

Condensed Financial Information By Equity Method Investment, Statements Of Operations
Statements of Operations

	Years Ended November 30,
(In thousands)	2014	2013	2012
Revenues	$4,855	—	—
Costs and expenses	7,435	1,493	29
Other income, net (1)	35,068	—	—
Net earnings (loss) of unconsolidated entities	$32,488	(1,493)	(29)
Lennar Multifamily equity in earnings (loss) from unconsolidated entities (2)	$14,454	(271)	(4)

(1)	Other income, net, included the gains related to the sale of two operating properties during the year ended November 30, 2014.

(2)
For the year ended November 30, 2014, Lennar Multifamily equity in earnings from unconsolidated entities included Lennar Multifamily's share of gains totaling $14.7 million related to the sale of two operating properties by unconsolidated entities. The Company’s share of profits and cash distributions from the sales of the two operating properties was higher compared to the Company’s ownership interests in the two unconsolidated entities due to the achievement of specified internal rate of return milestones.